Pension plan obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Subtotal	R$ 159,305	R$ 116,162	R$ 112,400
Expenses capitalized in assets	(3,303)	(3,359)	(4,118)
Other	6,603	5,684	5,527
Pension plan obligations (Note 29)	162,605	118,487	113,809
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	18,986	11,686	23,247
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	112,396	78,779	66,587
Sabesprev Mais Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	27,403	25,371	22,406
V I V E S T Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 520	R$ 326	R$ 160